Share-based plan - Activity of RSUs and PSUs (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of units
Outstanding (shares)	13,899,648	4,112,046
Granted (shares)	5,939,132	10,359,957
Forfeited (shares)	(1,718,890)	(572,355)
Outstanding (shares)	18,119,890	13,899,648
RSUs
Number of units
Outstanding (shares)	11,079,736	1,921,669
Granted (shares)	5,709,046	9,730,422
Forfeited (shares)	(1,634,952)	(572,355)
Outstanding (shares)	15,153,830	11,079,736
PSUs
Number of units
Outstanding (shares)	2,819,912	2,190,377
Granted (shares)	230,086	629,535
Forfeited (shares)	(83,938)	0
Outstanding (shares)	2,966,060	2,819,912